Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Sep. 30, 2013
Supplement [Text Block]	vsfi_SupplementTextBlock

Voya Series Fund, Inc.

Voya Corporate Leaders 100 Fund

("Fund")

Supplement dated July 23, 2014

to the Fund's Class A, Class B, Class C, Class I, Class O,

Class R, and Class W Prospectus dated September 30, 2013, as supplemented May 1, 2014 and to the Fund's Class A, Class B, Class C, Class I, Class O,

Class R, and Class W Summary Prospectus dated September 30, 2013, as supplemented May 1, 2014

("Prospectuses")

On July 10, 2014, the Fund's Board of Directors approved changes with respect to the Fund's expense structure for Class A, Class I, and Class W shares effective August 1, 2014.

Effective August 1, 2014, the Fund's Prospectuses are revised as follows:

1.   The section entitled "Fees and Expenses of the Fund — Annual Fund Operating Expenses" is deleted and replaced with the following:

Annual Fund Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class		A(2)	B	C	I(2)	O	R	W(2)
Management Fees	%	0.40	0.40	0.40	0.40	0.40	0.40	0.40
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	0.25	0.50	None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.21	0.21	0.21	0.11	0.21	0.21	0.21
Total Annual Fund Operating Expenses	%	0.96	1.71	1.71	0.61	0.96	1.21	0.71
Waivers and Reimbursements(3)%		(0.15)	(0.06)	(0.31)	(0.12)	(0.06)	(0.06)	(0.15)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.81	1.65	1.40	0.49	0.90	1.15	0.56

(1)    A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

(2)    Expense information has been restated to reflect current contractual rates.

(3)    The adviser is contractually obligated to limit expenses to 0.90%, 1.65%, 1.45%, 0.65%, 0.90%, 1.15%, and 0.65% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through October 1, 2014. The obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination and such termination is approved by the Fund's board; or (ii) the management agreement has been terminated. In addition, the Adviser is contractually obligated to further limit expenses to 0.81%, 0.49% and 0.56% for Class A, Class I, and Class W shares, respectively, through October 1, 2015. The obligation will continue if the adviser elects to renew it. Notwithstanding the foregoing, modification or termination of this obligation requires approval by the Fund's board. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The distributor is contractually obligated to waive 0.25% of the distribution fee for Class C shares of the Fund through October 1, 2014. The distribution fee waiver will automatically renew for one-year terms unless it is terminated or modified by the Fund's board.

2.   The table in the section entitled "Fees and Expenses of the Fund — Expense Examples" is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs

A	Sold or Held	$653	849	1,062	1,672
B	Sold	$668	833	1,123	1,815
	Held	$168	533	923	1,815
C	Sold	$243	509	899	1,994
	Held	$143	509	899	1,994
I	Sold or Held	$50	183	328	751
O	Sold or Held	$92	300	525	1,173
R	Sold or Held	$117	378	659	1,461
W	Sold or Held	$57	212	380	868

Voya Corporate Leaders 100 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vsfi_SupplementTextBlock

Voya Series Fund, Inc.

Voya Corporate Leaders 100 Fund

("Fund")

Supplement dated July 23, 2014

to the Fund's Class A, Class B, Class C, Class I, Class O,

Class R, and Class W Prospectus dated September 30, 2013, as supplemented May 1, 2014 and to the Fund's Class A, Class B, Class C, Class I, Class O,

Class R, and Class W Summary Prospectus dated September 30, 2013, as supplemented May 1, 2014

("Prospectuses")

On July 10, 2014, the Fund's Board of Directors approved changes with respect to the Fund's expense structure for Class A, Class I, and Class W shares effective August 1, 2014.

Effective August 1, 2014, the Fund's Prospectuses are revised as follows:

1.   The section entitled "Fees and Expenses of the Fund — Annual Fund Operating Expenses" is deleted and replaced with the following:

Annual Fund Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class		A(2)	B	C	I(2)	O	R	W(2)
Management Fees	%	0.40	0.40	0.40	0.40	0.40	0.40	0.40
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	0.25	0.50	None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.21	0.21	0.21	0.11	0.21	0.21	0.21
Total Annual Fund Operating Expenses	%	0.96	1.71	1.71	0.61	0.96	1.21	0.71
Waivers and Reimbursements(3)%		(0.15)	(0.06)	(0.31)	(0.12)	(0.06)	(0.06)	(0.15)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.81	1.65	1.40	0.49	0.90	1.15	0.56

(1)    A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

(2)    Expense information has been restated to reflect current contractual rates.

(3)    The adviser is contractually obligated to limit expenses to 0.90%, 1.65%, 1.45%, 0.65%, 0.90%, 1.15%, and 0.65% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through October 1, 2014. The obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination and such termination is approved by the Fund's board; or (ii) the management agreement has been terminated. In addition, the Adviser is contractually obligated to further limit expenses to 0.81%, 0.49% and 0.56% for Class A, Class I, and Class W shares, respectively, through October 1, 2015. The obligation will continue if the adviser elects to renew it. Notwithstanding the foregoing, modification or termination of this obligation requires approval by the Fund's board. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The distributor is contractually obligated to waive 0.25% of the distribution fee for Class C shares of the Fund through October 1, 2014. The distribution fee waiver will automatically renew for one-year terms unless it is terminated or modified by the Fund's board.

2.   The table in the section entitled "Fees and Expenses of the Fund — Expense Examples" is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs

A	Sold or Held	$653	849	1,062	1,672
B	Sold	$668	833	1,123	1,815
	Held	$168	533	923	1,815
C	Sold	$243	509	899	1,994
	Held	$143	509	899	1,994
I	Sold or Held	$50	183	328	751
O	Sold or Held	$92	300	525	1,173
R	Sold or Held	$117	378	659	1,461
W	Sold or Held	$57	212	380	868

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2014
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Voya Corporate Leaders 100 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.81%	[1]
1 Yr	rr_ExpenseExampleYear01	$ 653
3 Yrs	rr_ExpenseExampleYear03	849
5 Yrs	rr_ExpenseExampleYear05	1,062
10 Yrs	rr_ExpenseExampleYear10	1,672
1 Yr	rr_ExpenseExampleNoRedemptionYear01	653
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	849
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,062
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,672
Voya Corporate Leaders 100 Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.65%
1 Yr	rr_ExpenseExampleYear01	668
3 Yrs	rr_ExpenseExampleYear03	833
5 Yrs	rr_ExpenseExampleYear05	1,123
10 Yrs	rr_ExpenseExampleYear10	1,815
1 Yr	rr_ExpenseExampleNoRedemptionYear01	168
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	533
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	923
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,815
Voya Corporate Leaders 100 Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.40%
1 Yr	rr_ExpenseExampleYear01	243
3 Yrs	rr_ExpenseExampleYear03	509
5 Yrs	rr_ExpenseExampleYear05	899
10 Yrs	rr_ExpenseExampleYear10	1,994
1 Yr	rr_ExpenseExampleNoRedemptionYear01	143
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	509
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	899
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,994
Voya Corporate Leaders 100 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.49%	[1]
1 Yr	rr_ExpenseExampleYear01	50
3 Yrs	rr_ExpenseExampleYear03	183
5 Yrs	rr_ExpenseExampleYear05	328
10 Yrs	rr_ExpenseExampleYear10	751
1 Yr	rr_ExpenseExampleNoRedemptionYear01	50
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	183
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	328
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	751
Voya Corporate Leaders 100 Fund | Class O
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.90%
1 Yr	rr_ExpenseExampleYear01	92
3 Yrs	rr_ExpenseExampleYear03	300
5 Yrs	rr_ExpenseExampleYear05	525
10 Yrs	rr_ExpenseExampleYear10	1,173
1 Yr	rr_ExpenseExampleNoRedemptionYear01	92
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	300
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	525
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,173
Voya Corporate Leaders 100 Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.15%
1 Yr	rr_ExpenseExampleYear01	117
3 Yrs	rr_ExpenseExampleYear03	378
5 Yrs	rr_ExpenseExampleYear05	659
10 Yrs	rr_ExpenseExampleYear10	1,461
1 Yr	rr_ExpenseExampleNoRedemptionYear01	117
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	378
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	659
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,461
Voya Corporate Leaders 100 Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.56%	[1]
1 Yr	rr_ExpenseExampleYear01	57
3 Yrs	rr_ExpenseExampleYear03	212
5 Yrs	rr_ExpenseExampleYear05	380
10 Yrs	rr_ExpenseExampleYear10	868
1 Yr	rr_ExpenseExampleNoRedemptionYear01	57
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	212
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	380
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	$ 868

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The adviser is contractually obligated to limit expenses to 0.90%, 1.65%, 1.45%, 0.65%, 0.90%, 1.15%, and 0.65% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through October 1, 2014. The obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination and such termination is approved by the Fund's board; or (ii) the management agreement has been terminated. In addition, the Adviser is contractually obligated to further limit expenses to 0.81%, 0.49% and 0.56% for Class A, Class I, and Class W shares, respectively, through October 1, 2015. The obligation will continue if the adviser elects to renew it. Notwithstanding the foregoing, modification or termination of this obligation requires approval by the Fund's board. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligations are subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The distributor is contractually obligated to waive 0.25% of the distribution fee for Class C shares of the Fund through October 1, 2014. The distribution fee waiver will automatically renew for one-year terms unless it is terminated or modified by the Fund's board.